Description of Business and Segmented Disclosures	9 Months Ended
Sep. 30, 2021
Disclosure Of Reportable Segments [Abstract]
DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES
Upstream Segments
•Oil Sands, includes the development and production of bitumen and heavy oil in northern Alberta and Saskatchewan. Cenovus’s oil sands assets include Foster Creek, Christina Lake, Sunrise (jointly owned with BP Canada Energy Group ULC (“BP Canada”) and operated by Cenovus) and Tucker oil sands projects, as well as Lloydminster Thermal and Cold and Enhanced Oil Recovery assets. Cenovus jointly owns and operates pipeline gathering systems and terminals through the equity-accounted investment in Husky Midstream Limited Partnership (“HMLP”). The sale and transportation of Cenovus’s production and third-party commodity trading volumes are managed and marketed through access to capacity on third-party pipelines and storage facilities in both Canada and the U.S. to optimize product mix, delivery points, transportation commitments and customer diversification.
•Conventional, includes assets rich in natural gas liquids (“NGLs”) and natural gas within the Elmworth-Wapiti, Kaybob‑Edson, Clearwater and Rainbow Lake operating areas in Alberta and British Columbia and interests in numerous natural gas processing facilities. Cenovus’s NGLs and natural gas production is marketed and transported with other third-party commodity trading volumes through access to capacity on third-party pipelines, export terminals and storage facilities which provides flexibility for market access to optimize product mix, delivery points, transportation commitments and customer diversification.
•Offshore, includes offshore operations, exploration and development activities in China and the east coast of Canada, as well as the equity-accounted investment in the Husky-CNOOC Madura Ltd. (“HCML”) joint venture in Indonesia.
Downstream Segments
•Canadian Manufacturing, includes the owned and operated Lloydminster upgrading and asphalt refining complex which upgrades heavy oil into synthetic crude oil, diesel fuel, asphalt and other ancillary products. Cenovus seeks to maximize the value per barrel from its heavy oil production through its integrated network of assets. In addition, Cenovus owns and operates the Bruderheim crude-by-rail terminal and two ethanol plants. Cenovus also markets its production and third-party commodity trading volumes of synthetic crude oil, asphalt and ancillary products.
•U.S. Manufacturing, includes the refining of crude oil to produce diesel fuel, gasoline, jet fuel, asphalt and other products at the wholly-owned Lima Refinery and Superior Refinery, the Wood River and Borger refineries (jointly owned with operator Phillips 66) and the Toledo Refinery (jointly owned with operator BP Products North America Inc. (“BP”)). Cenovus also markets its own and third-party volumes of refined petroleum products including gasoline, diesel and jet fuel.
•Retail, includes the marketing of its own and third-party volumes of refined petroleum products, including gasoline and diesel, through retail, commercial and bulk petroleum outlets, as well as wholesale channels in Canada.
Corporate and Eliminations, primarily includes Cenovus-wide costs for general and administrative, financing activities, gains and losses on risk management for corporate related derivative instruments and foreign exchange. Eliminations include adjustments for internal usage of natural gas production between segments, transloading services provided to the Oil Sands segment by the Company’s crude-by-rail terminal and crude oil production used as feedstock by the Canadian Manufacturing and U.S. Manufacturing segments. Eliminations are recorded at transfer prices based on current market prices.
To conform to the presentation adopted for the current period’s operating segments, the following comparatives prior to January 1, 2021, have been reclassified:
•The Company’s market optimization activities, previously reported in the Refining and Marketing segment, have been reclassified to the Oil Sands and Conventional segments.
•The Bruderheim crude-by-rail terminal results, previously reported under the Refining and Marketing segment, have been reclassified to the Canadian Manufacturing segment.
•The refining activities in the U.S. with operator Phillips 66, previously reported in the Refining and Marketing segment, have been reclassified to the U.S. Manufacturing segment.
•The Company’s unrealized gain and loss on risk management, previously reported in the Corporate and Eliminations segment, have been reclassified to the reportable segment to which the derivative instrument relates.
The following tabular financial information presents the segmented information first by segment, then by product and geographic location. Prior year comparatives have been re-presented (see Note 31).
A) Results of Operations – Segment and Operational Information
i) Results for the Three Months Ended September 30

	Upstream
	Oil Sands		Conventional		Offshore
For the three months ended September 30,	2021	2020	2021	2020	2021	2020
Revenues
Gross Sales	6,114	2,436	833	232	404	—
Less: Royalties (1)	669	129	40	24	24	—
	5,445	2,307	793	208	380	—
Expenses
Purchased Product (1)	822	235	445	76	—	—
Transportation and Blending (1)	1,918	1,015	20	21	3	—
Operating (1)	616	286	135	81	49	—
Realized (Gain) Loss on Risk Management	166	137	2	—	—	—
Operating Margin	1,923	634	191	30	328	—
Unrealized (Gain) Loss on Risk Management	(39)	(135)	9	—	—	—
Depreciation, Depletion and Amortization	743	470	99	75	127	—
Exploration Expense	2	—	—	25	3	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	(12)	—
Segment Income (Loss)	1,217	299	83	(70)	210	—
(1)Inventory write-downs prior to January 1, 2021, have been recl

	Downstream
	Canadian Manufacturing		U.S. Manufacturing		Retail
For the three months ended September 30,	2021	2020	2021	2020	2021	2020
Revenues
Gross Sales	1,215	15	5,723	1,237	592	—
Less: Royalties (1)	—	—	—	—	—	—
	1,215	15	5,723	1,237	592	—
Expenses						—
Purchased Product (1)	986	—	5,171	1,133	551	—
Transportation and Blending (1)	—	—	—	—	—	—
Operating (1)	99	8	413	179	25	—
Realized (Gain) Loss on Risk Management	—	—	17	2	—	—
Operating Margin	130	7	122	(77)	16	—
Unrealized (Gain) Loss on Risk Management	—	—	5	(3)	—	—
Depreciation, Depletion and Amortization	41	2	103	518	11	—
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	89	5	14	(592)	5	—

	Corporate and Eliminations		Consolidated
For the three months ended September 30,	2021	2020	2021	2020
Revenues
Gross Sales	(1,450)	(108)	13,431	3,812
Less: Royalties (1)	—	—	733	153
	(1,450)	(108)	12,698	3,659
Expenses
Purchased Product (1)	(1,244)	(36)	6,731	1,408
Transportation and Blending (1)	(18)	(3)	1,923	1,033
Operating (1)	(187)	(73)	1,150	481
Realized (Gain) Loss on Risk Management	(1)	(1)	184	138
Unrealized (Gain) Loss on Risk Management	(2)	3	(27)	(135)
Depreciation, Depletion and Amortization	29	27	1,153	1,092
Exploration Expense	—	—	5	25
(Income) Loss From Equity-Accounted Affiliates	(1)	—	(13)	—
Segment Income (Loss)	(26)	(25)	1,592	(383)
General and Administrative	158	51	158	51
Finance Costs	360	145	360	145
Interest Income	(4)	(2)	(4)	(2)
Integration Costs	45	—	45	—
Foreign Exchange (Gain) Loss, Net	196	(159)	196	(159)
Re-measurement of Contingent Payment	135	(31)	135	(31)
(Gain) Loss on Divestiture of Assets	(25)	(1)	(25)	(1)
Other (Income) Loss, Net	(107)	(14)	(107)	(14)
	758	(11)	758	(11)
Earnings (Loss) Before Income Tax			834	(372)
Income Tax Expense (Recovery)			283	(178)
Net Earnings (Loss)			551	(194)
(1)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.
ii) Results for the Nine Months Ended September 30

	Upstream
	Oil Sands		Conventional		Offshore
For the nine months ended September 30,	2021	2020	2021	2020	2021	2020
Revenues
Gross Sales	15,904	6,117	2,235	636	1,262	—
Less: Royalties (1)	1,462	200	103	28	74	—
	14,442	5,917	2,132	608	1,188	—
Expenses
Purchased Product (1)	2,114	806	1,113	184	—	—
Transportation and Blending (1)	5,476	3,552	57	63	10	—
Operating (1)	1,793	839	417	248	166	—
Realized (Gain) Loss on Risk Management	584	228	2	—	—	—
Operating Margin	4,475	492	543	113	1,012	—
Unrealized (Gain) Loss on Risk Management	194	8	10	—	—	—
Depreciation, Depletion and Amortization	1,982	1,276	309	563	369	—
Exploration Expense	15	7	(3)	25	3	—
(Income) Loss From Equity-Accounted Affiliates	(5)	—	—	—	(36)	—
Segment Income (Loss)	2,289	(799)	227	(475)	676	—

	Downstream
	Canadian Manufacturing		U.S. Manufacturing		Retail
For the nine months ended September 30,	2021	2020	2021	2020	2021	2020
Revenues
Gross Sales	3,109	58	13,889	3,633	1,540	—
Less: Royalties (1)	—	—	—	—	—	—
	3,109	58	13,889	3,633	1,540	—
Expenses						—
Purchased Product (1)	2,424	—	12,320	3,413	1,434	—
Transportation and Blending (1)	—	—	—	—	—	—
Operating (1)	284	29	1,212	564	73	—
Realized (Gain) Loss on Risk Management	—	—	48	(6)	—	—
Operating Margin	401	29	309	(338)	33	—
Unrealized (Gain) Loss on Risk Management	—	—	38	(1)	—	—
Depreciation, Depletion and Amortization	127	6	320	666	36	—
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	274	23	(49)	(1,003)	(3)	—
(1)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.

	Corporate and Eliminations		Consolidated
For the nine months ended September 30,	2021	2020	2021	2020
Revenues
Gross Sales	(3,875)	(422)	34,064	10,022
Less: Royalties (1)	—	—	1,639	228
	(3,875)	(422)	32,425	9,794
Expenses
Purchased Product (1)	(3,327)	(196)	16,078	4,207
Transportation and Blending (1)	(39)	(24)	5,504	3,591
Operating (1)	(517)	(210)	3,428	1,470
Realized (Gain) Loss on Risk Management	91	4	725	226
Unrealized (Gain) Loss on Risk Management	(16)	—	226	7
Depreciation, Depletion and Amortization	91	104	3,234	2,615
Exploration Expense	—	—	15	32
(Income) Loss From Equity-Accounted Affiliates	1	—	(40)	—
Segment Income (Loss)	(159)	(100)	3,255	(2,354)
General and Administrative	491	124	491	124
Finance Costs	836	391	836	391
Interest Income	(11)	(4)	(11)	(4)
Integration Costs	302	—	302	—
Foreign Exchange (Gain) Loss, Net	(93)	168	(93)	168
Re-measurement of Contingent Payment	571	(97)	571	(97)
(Gain) Loss on Divestiture of Assets	(97)	—	(97)	—
Other (Income) Loss, Net	(208)	(52)	(208)	(52)
	1,791	530	1,791	530
Earnings (Loss) Before Income Tax			1,464	(2,884)
Income Tax Expense (Recovery)			469	(658)
Net Earnings (Loss)			995	(2,226)
(1)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.
B) Revenues by Product (1)

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Upstream
Crude Oil	5,140	2,333	13,368	5,971
NGLs	754	152	1,921	242
Natural Gas	625	17	2,125	270
Other	99	12	348	41
Downstream
Canadian Manufacturing
Synthetic Crude Oil	492	—	1,289	—
Diesel and Distillate	107	—	283	—
Asphalt	177	—	358	—
Other Products and Services	439	15	1,179	58
U.S. Manufacturing
Gasoline	2,942	642	7,245	1,782
Diesel and Distillate	1,719	347	4,497	1,211
Other Products	1,062	249	2,147	641
Retail	592	—	1,540	—
Corporate and Eliminations	(1,450)	(108)	(3,875)	(422)
Consolidated	12,698	3,659	32,425	9,794
(1)      Prior period results of the Company’s market optimization activities have been reclassified to revenues, by product, in the Upstream segment.
C) Geographical Information

	Revenues
	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Canada	6,243	2,418	16,774	6,082
United States	6,139	1,241	14,740	3,712
China	316	—	911	—
Consolidated	12,698	3,659	32,425	9,794

	Non-Current Assets (1)
As at	September 30, 2021	December 31, 2020
Canada	34,506	26,041
United States	6,433	3,590
China	2,602	—
Indonesia	404	—
Consolidated	43,945	29,631
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, investments in equity-accounted affiliate, precious metals, intangible assets and goodwill.
D) Assets by Segment (1)

	E&E Assets		PP&E		ROU Assets
As at	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020
Oil Sands	634	617	23,632	19,748	749	196
Conventional	6	6	1,948	1,758	4	3
Offshore	15	—	2,795	—	164	—
Canadian Manufacturing	—	—	2,365	176	366	392
U.S. Manufacturing	—	—	6,053	3,476	280	114
Retail	—	—	422	—	107	—
Corporate and Eliminations	—	—	384	253	463	434
Consolidated	655	623	37,599	25,411	2,133	1,139

	Goodwill		Total Assets
As at	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020
Oil Sands	2,984	2,272	30,782	24,641
Conventional	—	—	2,706	1,978
Offshore	—	—	3,626	—
Canadian Manufacturing	—	—	3,006	578
U.S. Manufacturing	—	—	9,946	4,363
Retail	—	—	708	—
Corporate and Eliminations	—	—	3,477	1,210
Consolidated	2,984	2,272	54,251	32,770
(1)     Prior periods have been reclassified to conform with the current period’s operating segments.
E) Capital Expenditures (1) (2)

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Capital Investment
Oil Sands	198	65	617	337
Conventional	41	12	135	39
Offshore	69	—	130	—
Canadian Manufacturing	9	5	23	22
U.S. Manufacturing	301	60	743	150
Retail	16	—	22	—
Corporate and Eliminations	13	6	58	51
	647	148	1,728	599
Acquisition Capital
Oil Sands	—	1	3	6
Conventional	—	3	4	4
	—	4	7	10
Acquisitions (Note 4)
Oil Sands	—	—	5,119	—
Conventional	—	—	565	—
Offshore	84	—	3,061	—
Canadian Manufacturing	—	—	2,283	—
U.S. Manufacturing	—	—	2,140	—
Retail	—	—	422	—
Corporate and Eliminations	—	—	155	—
Total Capital Expenditures	731	152	15,480	609
(1)Includes expenditures on PP&E and E&E assets.
(2)Prior periods have been reclassified to conform with the current period’s operating segments.